11. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of changes in warrants

	Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	8,381,326	$0.20	-	-	1,301,250	$1.24
Warrants issued	8,446,438	$0.33	10,655,326	$0.20	-	-
Expired/Cancelled	-	-	-	-	(976,250)	$0.50
Exercised	(2,975,500)	$0.20	(2,274,000)	$0.20	(325,000)	$0.52
Outstanding	13,852,264	$0.28	8,381,326	$0.20	-	-